Trade and other receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables, net of loss allowance	$ 47,041,538	$ 22,990,727
Deposit	955,854	314,715
Prepayments	6,450,343	578,075
Other receivables	411,559	798,772
Trade and other receivables	$ 54,859,294	$ 24,682,289